Revenue from Contracts with Customers - Summary of Contract balances, including contract costs (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 582.3	$ 461.8
Contract liabilities	1,513.3	1,295.4
Advances from customers - Aircraft and Defense long-term contracts	1,312.4	1,049.3
Deferred revenue - Parts and services	$ 200.9	$ 246.1